INCOME TAXES (Details - Components of tax PL) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current	$ (39)	$ (44)	$ (18)
Income tax (expense) recovery
Income taxes - origination and reversal of temporary differences	8	71	87
Relating to change in tax rates / imposition of new tax laws	(42)	35	6
Relating to unrecognized temporary differences and tax losses	(15)	(9)	(15)
Deferred taxes, net	(49)	97	80
Total Income Tax recovery (expense)	$ (88)	$ 53	$ 60